Supplementary Financial Information (Summarized Financial Information for Consolidated VIE) (Details) - USD ($) $ in Millions	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents	$ 12	$ 19	$ 10
REP Accounts receivable – net	1,163	944	884
Unamortized AR Facility costs	155	151	117
Total assets	39,467	36,194	33,038
Accrued interest	190	117	97
Long-term debt	350		100
Total liabilities	24,136	21,986	$ 19,576
Variable Interest Entity, Primary Beneficiary [Member]
Cash and cash equivalents	10
REP Accounts receivable – net	781	638
Income tax receivable	7	4
Unamortized AR Facility costs	(9)	2
Unamortized debt issuance costs		2
Total assets	789	$ 644
Accrued interest	2
Long-term debt	500
Total liabilities	$ 502